Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

Note 1. Summary of Significant Accounting Policies

Basis of Financial Statement Presentation

The accounting policies of Citizens Holding Company and its subsidiary conform to accounting principles generally accepted in the United States of America and to general practices within the banking industry. The consolidated financial statements of Citizens Holding Company include the accounts of its wholly-owned subsidiary, The Citizens Bank of Philadelphia, Mississippi (collectively referred to as the “Company”). All significant intercompany transactions have been eliminated in consolidation.

Nature of Business

The Citizens Bank of Philadelphia, Mississippi (the “Bank”) operates under a state bank charter and provides general banking services. As a state bank, the Bank is subject to regulations of the Mississippi Department of Banking and Consumer Finance and the Federal Deposit Insurance Company. Citizens Holding Company is subject to the regulations of the Federal Reserve. The area served by the Bank is Neshoba County, Mississippi and the immediately surrounding areas. Services are provided at several branch offices.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the allowance for loan losses and valuation of foreclosed real estate, management obtains independent appraisals for significant properties.

While management uses available information to recognize losses on loans and to value foreclosed real estate, future additions to the allowance or adjustments to the valuation may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and valuations of foreclosed real estate. Such agencies may require the Company to recognize additions to the allowance or to make adjustments to the valuation based on their judgments about information available to them at the time of their examination. Due to these factors, it is reasonably possible that the allowance for loan losses and valuation of foreclosed real estate may change materially in the near term.

Cash, Due from Banks and Interest Bearing Deposits with Other Banks

For the purpose of reporting cash flows, cash and due from banks includes cash on hand and demand deposits. Cash flows from loans originated by the Company, deposits, and federal funds purchased and sold are reported net in the statement of cash flows. The Company is required to maintain average reserve balances with the Federal Reserve Bank based on a percentage of deposits. The average reserve required by the Federal Reserve Bank at December 31, 2012 and 2011 was $1,902,000 and $1,534,000, respectively.

Interest-bearing deposits with other banks mature within one year and are carried at cost.

Investment Securities

In accordance with the investments topic of the Accounting Standards Codification (“ASC”), securities are classified as “available-for-sale,” “held-to-maturity” or “trading”. Fair values for securities are based on quoted market prices where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. Gains or losses on the sale of securities are determined using the specific identification method. Currently, the Company has no held-to-maturity or trading securities.

Securities Available-for-Sale

Securities that are held for indefinite periods of time or used as part of the Company’s asset/liability management strategy and that may be sold in response to interest rate changes, changes in prepayment risk, the need to increase regulatory capital and other similar factors are classified as available-for-sale. Securities available-for-sale are reported at fair value, with unrealized gains and losses reported, net of related income tax effect, as a separate component of stockholders’ equity.

Realized gains or losses, determined on the basis of the cost of specific securities sold, are included in earnings. The amortization of premiums and accretion of discounts are recognized in interest income.

The Company periodically reviews its securities for impairment based upon a number of factors, including but not limited to, length of time and extent to which the fair value has been less than cost, the likelihood of the security’s ability to recover any decline in its fair value, financial condition of the underlying issuer, ability of the issuer to meet contractual obligations and ability to retain the security for a period of time sufficient to allow for recovery in fair value. Impairments on securities are recognized when management, based on its analysis, deems the impairment to be other-than-temporary. Disclosures about unrealized losses in our securities portfolio that have not been recognized as other-than-temporary impairments are provided in Note 3.

Loans and Allowance for Loan Losses

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal amount outstanding, net of unearned income and an allowance for loan losses. The Company has no loans held-for-sale.

Unearned income includes deferred fees net of deferred direct incremental loan origination cost. Unearned income attributable to loans held with a maturity of more than one year is recognized as income or expense over the life of the loan.

Unearned discounts on installment loans are recognized as income over the terms of the loans by a method that approximates the interest method. Unearned income and interest on commercial loans are recognized based on the principal amount outstanding. For all other loans, interest is accrued daily on the outstanding balances. For impaired loans, interest is discontinued on a loan when management believes, after considering collection efforts and other factors, that the borrower’s financial condition is such that collection of interest is doubtful. Cash collections on impaired loans are credited to the loan receivable balance, and no interest income is recognized on those loans until the principal balance has been collected. The Company generally discontinues the accrual of interest income when a loan becomes 90 days past due as to principal or interest; however, management may elect to continue the accrual when the estimated net realizable value of collateral is sufficient to cover the principal balance and the accrued interest. Interest income on other nonaccrual loans is recognized only to the extent of interest payments. Upon discontinuance of the accrual of interest on a loan, any previously accrued but unpaid interest is reversed against interest income.

A loan is impaired when management determines that it is probable the Company will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement. Impaired loans are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. The amount of impairment, if any, and any subsequent changes are included in the allowance for loan losses.

Restructured loans are those for which concessions have been granted to the borrower due to a deterioration of the borrower’s financial condition. Such concessions may include reduction in interest rates or deferral of interest or principal payments. In evaluating whether to restructure a loan, management analyzes the long-term financial condition of the borrower, including guarantor and collateral support, to determine whether the proposed concessions will increase the likelihood of repayment of principal and interest. Restructured loans are classified as performing, unless they are on nonaccrual status of 90 days or more delinquent, in which case they are considered nonperforming.

The allowance for loan losses is established through a provision for loan losses charged against net income. Loans determined to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance. The allowance represents an amount, which, in management’s judgment, will be adequate to absorb estimated probable losses on existing loans that may become uncollectible. In order to determine an adequate level of allowance, management utilizes a model that calculates the allowance for loan loss by applying an average historical charge-off percentage by loan segment and over a 20 quarter period of time to the current loan balances in the corresponding loan segment. Additionally, specific reserves on an individual loan basis may be applied in addition to the allowance calculated using the model. This specific reserve is determined by an extensive review of the borrower’s credit history, capacity to pay, adequacy of collateral and general economic conditions related to the respective loan. This specific reserve will stay in place until such time that the borrower’s obligation is satisfied or the loan is greatly improved.

Large groups of small-balance homogenous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures.

Bank Premises, Furniture, Fixtures and Equipment

The Company’s premises, furniture, fixtures and equipment are stated at cost less accumulated depreciation computed by straight-line methods over the estimated useful lives of the assets, which range from three to forty years. Costs of major additions and improvements are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred.

Other Real Estate Owned

Other real estate owned (“OREO”) consists of properties repossessed by the Company on foreclosed loans. These assets are stated at fair value at the date acquired less estimated costs to sell. Losses arising from the acquisition of such property are charged against the allowance for loan losses. Declines in value resulting from subsequent revaluation of the property or losses resulting from disposition of such property are expensed as incurred. Revenue and expenses from operations of other real estate owned are reflected as other income (expense).

Cash Surrender Value of Life Insurance

The Company has purchased life insurance contracts on certain employees and directors. Certain of such policies were acquired to fund deferred compensation arrangements with employees and directors. The cash surrender value of the Company owned policies is carried at the actual cash surrender value of the policy at the balance sheet date. Changes in the value of the policies are classified in non-interest income.

Intangible Assets

Intangible assets include core deposits purchased and goodwill. Core deposit intangibles are amortized on a straight-line basis over their estimated economic lives ranging from 5 to 10 years. At December 31, 2012, all core deposit intangibles had been amortized. Goodwill and other intangible assets with indefinite lives are not amortized, but are tested at least annually for impairment. Fair values are determined based on market valuation multiples for the Company and comparable businesses based on the assets and cash flow of the Bank, the Company’s only reportable segment. If impairment has occurred, the goodwill or other intangible asset is reduced to its estimated fair value through a charge to expense.

Investment – Insurance Company

During 2010, the Board of Directors of New South Life Insurance Company (“New South”) voted to liquidate the company and pay the investors their share of the business prior to the end of 2010. On December 29, 2010, the Company received a liquidation payment of $2,201,895 for 100% of its share of the business.

Prior to the liquidation, the Company accounted for its investment in New South using the equity method of accounting. The Company’s share of the net income of New South was recognized as income in the Company’s income statement and added to the investment account, and dividends received from New South were used to reduce the investment account. New South did not pay dividends during the years ended December 31, 2010 and 2009.

The investment in New South, which was included in other assets, totaled $2,195,493 at December 31, 2009. Income from the investment, including the gain from liquidation in 2010, for the years ended December 31, 2010 and 2009 included in other income totaled $6,402 and $67,961, respectively.

Trust Assets

Assets held by the trust department of the Company in fiduciary or agency capacities are not assets of the Company and are not included in the consolidated financial statements.

Income Taxes

Provisions for income taxes are based on taxes payable or refundable for the current year and the changes in deferred tax assets and liabilities, excluding components of other comprehensive income. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Comprehensive Income

Comprehensive income includes net earnings reported in the consolidated statements of income and changes in unrealized gain (loss) on securities available-for-sale reported as a component of stockholders’ equity. Unrealized gain (loss) on securities available-for-sale, net of related income taxes, is the only component of accumulated other comprehensive income for the Company.

Net Income Per Share

Basic net income per share is computed by dividing net income by the weighted average number of common shares outstanding during the year. Diluted net income per share is based on the weighted average number of shares of common stock outstanding for the periods, including the dilutive effect of the Company’s outstanding stock options. The effect of the dilutive shares for the years 2012, 2011 and 2010 is illustrated in the following table.

	2012	2011	2010

Basic weighted average shares outstanding	4,857,798	4,842,353	4,835,603
Dilutive effect of stock options	8,067	6,456	17,102

Dilutive weighted average shares outstanding	4,865,865	4,848,809	4,852,705

Net income	$6,783,999	$7,217,847	$7,162,531

Net income per share-basic	$1.40	$1.49	$1.48
Net income per share-diluted	$1.39	$1.49	$1.48

Advertising Costs

Advertising costs are charged to expense when incurred. Advertising expense was $636,652, $730,496 and $669,472 for the years ended December 31, 2012, 2011 and 2010, respectively.

Securities Sold Under Agreements to Repurchase:

Securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were sold. Securities, generally U. S. Government, federal agency and state county municipal securities, pledged as collateral under these financing arrangements cannot be sold or re-pledged by the secured party.

Reclassifications

Certain information for 2010 and 2011 has been reclassified to conform to the financial presentation for 2012. Such reclassifications had no effect on net income or stockholders’ equity.

Stock-Based Compensation

At December 31, 2012, the Company had outstanding grants under two stock-based compensation plans, which are the 1999 Employees’ Long-Term Incentive Plan, which expired in 2009, and the 1999 Directors’ Stock Compensation Plan. Compensation expense for the option grants is determined based on the estimated fair value of the stock options on the applicable grant date. Further, compensation expense is based on an estimate of the number of grants expected to vest and is recognized over the grants’ implied vesting period of 6 months and 1 day. The Company did not estimate any forfeitures for 2012, 2011 or 2010, due to the low historical forfeiture rate. Expense associated with the Company’s stock based compensation is included in salaries and benefits on the Consolidated Statements of Income. The Company recognizes compensation expense for all share-based payments to employees in accordance with ASC 718, “Compensation – Stock Compensation.” See Note 18 for further details regarding the Company’s stock-based compensation.